Operations - Additional information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2025 USD ($) shares	May 19, 2025 BRL (R$)	May 12, 2025 BRL (R$)	Nov. 19, 2024 BRL (R$)	Jul. 30, 2024 BRL (R$)	May 23, 2024 BRL (R$) shares
Percentage of Ownership held by holding company	71.30%			71.30%
Cancellation of treasury shares | R$	R$ 0	R$ 0	R$ 0
Purchase consideration transferred of subsidiaries | R$	R$ 325,502
Class A Common Share
Share repurchase limit | R$					R$ 1,000,000	R$ 1,000,000	R$ 1,000,000	R$ 1,000,000	R$ 1,000,000
Share repurchase limit | shares									2,500,000
Number of shares held in treasury | shares	88,650			88,650
Repurchased shares	R$ 8,000			$ 1,400,000
Price of repurchased shares (per share) | $				16.28
Class A Common Share | Top of range
Price of repurchased shares (per share) | $				16.60
Class A Common Share | Bottom of range
Price of repurchased shares (per share) | $				$ 15.82